UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.0%
	Automobiles & Components - 4.7%
388	Daimler AG	$24,579
883	Ford Motor Co. ●	10,803
576	Johnson Controls, Inc.	17,580
		52,962
	Banks - 2.4%
1,093	Banco Santander Brasil S.A.	15,053
509	Itau Unibanco Banco Multiplo S.A. ADR	12,301
		27,354
	Capital Goods - 7.5%
286	Boeing Co.	19,004
766	Ingersoll-Rand plc	27,336
489	Komatsu Ltd.	11,367
156	Lockheed Martin Corp.	11,148
335	Navistar International Corp. ●	14,637
		83,492
	Commercial & Professional Services - 1.2%
268	Manpower, Inc.	13,979

	Consumer Durables & Apparel - 2.9%
311	Coach, Inc.	13,369
597	Jarden Corp.	18,573
		31,942
	Consumer Services - 0.7%
710	MGM Resorts International ●	8,010

	Diversified Financials - 3.7%
235	Ameriprise Financial, Inc.	11,109
94	Goldman Sachs Group, Inc.	13,634
783	Invesco Ltd.	16,627
		41,370
	Energy - 2.3%
125	Apache Corp.	12,259
148	Consol Energy, Inc.	5,463
166	Peabody Energy Corp.	8,135
		25,857
	Food, Beverage & Tobacco - 2.5%
893	Green Mountain Coffee Roasters ●	27,854

	Health Care Equipment & Services - 7.2%
40	Accretive Health, Inc. ●	430
520	Aetna, Inc.	16,441
396	CIGNA Corp.	14,151
224	Edwards Lifesciences Corp. ●	15,012
812	Hologic, Inc. ●	13,002
615	UnitedHealth Group, Inc.	21,582
		80,618
	Insurance - 1.0%
934	Genworth Financial, Inc. ●	11,417

	Materials - 3.3%
168	Freeport-McMoRan Copper & Gold, Inc.	14,363
291	Mosaic Co.	17,105
390	Vallar plc ●	5,620
		37,088
	Media - 1.2%
407	DreamWorks Animation SKG, Inc. ●	12,978

	Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
484	Amylin Pharmaceuticals, Inc. ●	10,081
356	Auxilium Pharmaceuticals, Inc. ●	8,824
287	Celgene Corp. ●	16,546
379	Elan Corp. plc ADR ●	2,178
652	Mylan, Inc. ●	12,262
677	Pharmaceutical Product Development, Inc. .	16,783
599	Shionogi & Co., Ltd.	10,937
282	Teva Pharmaceutical Industries Ltd. ADR	14,897
295	Thermo Fisher Scientific, Inc. ●	14,110
323	Watson Pharmaceuticals, Inc. ●	13,645
		120,263
	Retailing - 8.5%
191	Advance Automotive Parts, Inc.	11,226
271	Bed Bath & Beyond, Inc. ●	11,755
162	Dufry Group	15,477
306	Family Dollar Stores, Inc.	13,491
81	Netflix, Inc. ●	13,135
300	Ross Stores, Inc.	16,395
406	Staples, Inc.	8,489
167	Urban Outfitters, Inc. ●	5,260
		95,228
	Semiconductors & Semiconductor Equipment - 3.8%
682	Broadcom Corp. Class A	24,118
1,014	Maxim Integrated Products, Inc.	18,768
		42,886
	Software & Services - 14.2%
1,215	Activision Blizzard, Inc.	13,149
188	Citrix Systems, Inc. ●	12,822
264	Cognizant Technology Solutions Corp. ●	17,007
844	eBay, Inc. ●	20,586
167	Equinix, Inc. ●	17,062
40	Google, Inc. ●	21,189
1,438	Oracle Corp.	38,618
568	Tencent Holdings Ltd.	12,374
170	Teradata Corp. ●	6,551
		159,358
	Technology Hardware & Equipment - 10.8%
248	Apple, Inc. ●	70,455
893	EMC Corp. ●	18,141
948	Hughes Telematics, Inc. ●	1,138
706	Qualcomm, Inc.	31,840
		121,574
	Telecommunication Services - 1.4%
317	American Tower Corp. Class A ●	16,254

	Transportation - 3.0%
384	Expeditors International of Washington, Inc.	17,743
182	FedEx Corp.	15,587
		33,330
	Total common stocks
	(cost $933,230)	$1,043,814

	Total long-term investments
	(cost $933,230)	$1,043,814

1

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 7.0%
	Repurchase Agreements - 7.0%
	Bank of America Merrill Lynch TriParty
	Joint Repurchase Agreement (maturing on
	10/01/2010 in the amount of $18,095,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038
	- 2040, value of $18,457)
$18,095	0.30%, 09/30/2010		$18,095
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $3,120,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $3,182)
3,120	0.25%, 09/30/2010		3,120
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $56,781,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $57,916)
56,780	0.28%, 09/30/2010		56,780
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$72, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $73)
72	0.22%, 09/30/2010		72
			78,067
	Total short-term investments
	(cost $78,067)		$78,067

	Total investments
	(cost $1,011,297) ▲	100.0%	$1,121,881
	Other assets and liabilities	– %	(204)
	Total net assets	100.0%	$1,121,677

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.1% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $1,018,785 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$141,631
Unrealized Depreciation	(38,535)
Net Unrealized Appreciation	$103,096

●	Currently non-income producing.

2

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Euro	Banc of America Securities	Sell	$32,094	$29,856	10/13/2010	$(2,238)
Euro	BNP Paribas Securities	Buy	9,539	9,021	10/13/2010	518
Euro	RBC Dominion Securities	Sell	2,220	2,051	10/13/2010	(169)
Euro	UBS AG	Buy	2,260	2,145	10/13/2010	115
Japanese Yen	Deutsche Bank Securities	Buy	11,385	11,385	10/05/2010	–
Japanese Yen	Goldman Sachs	Sell	11,265	11,250	01/13/2011	(15)
						$(1,789)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$1,043,814	$969,080	$74,734	$–
Short-Term Investments	78,067	–	78,067	–
Total	$1,121,881	$969,080	$152,801	$–
Foreign Currency Contracts *	633	–	633	–
Total	$633	$–	$633	$–
Liabilities:
Foreign Currency Contracts *	2,422	–	2,422	–
Total	$2,422	$–	$2,422	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6%
	Automobiles & Components - 1.2%
10	American Axle & Manufacturing Holdings, Inc. ●	$90
203	Amerigon, Inc. ●	2,096
9	Cooper Tire & Rubber Co.	175
24	Dana Holding Corp. ●	299
9	Federal Mogul Corp. ●	179
132	Tenneco Automotive, Inc. ●	3,836
		6,675
	Banks - 2.0%
202	Boston Private Financial Holdings, Inc.	1,324
12	Cardinal Financial Corp.	111
75	Columbia Banking Systems, Inc.	1,470
71	Danvers Bancorp, Inc.	1,093
135	Flushing Financial Corp.	1,557
219	MGIC Investment Corp. ●	2,017
60	Signature Bank ●	2,327
47	Southside Bancshares, Inc.	890
19	Trustco Bank Corp.	106
		10,895
	Capital Goods - 11.1%
63	A.O. Smith Corp.	3,675
46	Aaon, Inc.	1,082
74	Acuity Brands, Inc.	3,269
3	Alamo Group, Inc.	74
220	Altra Holdings, Inc. ●	3,241
13	Applied Industrial Technologies, Inc.	388
79	Applied Signal Technology	1,971
221	ArvinMeritor, Inc. ●	3,432
69	AZZ, Inc.	2,961
5	Baldor Electric Co.	206
108	Belden, Inc.	2,841
7	Blount International ●	83
139	Ceradyne, Inc. ●	3,250
126	Chart Industries, Inc. ●	2,571
10	Cubic Corp.	393
5	DXP Enterprises, Inc. ●	97
70	Esterline Technologies Corp. ●	3,995
6	Franklin Electric Co., Inc.	189
3	General Cable Corp. ●	94
4	GeoEye, Inc. ●	163
235	GrafTech International Ltd. ●	3,673
6	Graham Corp.	96
1	Hawk Corp. ●	47
1	Heico Corp.	32
1	Hubbell, Inc. Class B	63
6	Insteel Industries, Inc.	53
2	Kadant, Inc. ●	34
121	Kaydon Corp.	4,190
59	Lennox International, Inc.	2,451
28	Lindsay Corp.	1,220
113	Moog, Inc. Class A ●	3,998
1	Nacco Industries, Inc. Class A	92
2	NCI Building Systems, Inc. ●	23
1	Nordson Corp.	96
5	Orbital Sciences Corp. ●	70
2	Oshkosh Corp. ●	59
4	Polypore International, Inc. ●	130
72	Powell Industries, Inc. ●	2,227
7	SauerDanfoss, Inc. ●	151
74	Teledyne Technologies, Inc. ●	2,937
3	Tennant Co.	102
2	Thomas & Betts Corp. ●	74
6	Timken Co.	225
6	Titan International, Inc.	77
3	Toro Co.	177
55	TransDigm Group, Inc.	3,394
3	Trimas Corp. ●	38
4	Woodward Governor Co.	122
		59,826
	Commercial & Professional Services - 2.6%
12	Administaff, Inc.	332
1	Advisory Board Co. ●	32
307	APAC TeleServices, Inc. ●	1,739
43	Consolidated Graphics, Inc. ●	1,766
10	Corporate Executive Board Co.	328
110	Deluxe Corp.	2,113
2	Ennis, Inc.	41
5	HNI Corp.	144
110	Knoll, Inc.	1,703
4	M & F Worldwide Corp. ●	96
3	Navigant Consulting, Inc. ●	31
157	Sykes Enterprises, Inc. ●	2,138
8	Tetra Tech, Inc. ●	158
76	Towers Watson & Co.	3,732
		14,353
	Consumer Durables & Apparel - 3.5%
2	Blyth, Inc.	86
9	Brunswick Corp.	131
143	Carter's, Inc. ●	3,778
13	Cherokee, Inc.	243
6	Deckers Outdoor Corp. ●	288
115	Iconix Brand Group, Inc. ●	2,018
4	iRobot Corp. ●	76
4	Kenneth Cole Productions, Inc. Class A ●	71
219	Liz Claiborne, Inc. ●	1,330
2	Maidenform Brands, Inc. ●	61
1	National Presto Industries, Inc.	86
69	Polaris Industries, Inc.	4,496
512	Quiksilver, Inc. ●	2,000
8	Timberland Co. Class A ●	168
45	True Religion Apparel, Inc. ●	949
5	Under Armour, Inc. Class A ●	226
44	Warnaco Group, Inc. ●	2,262
2	Wolverine World Wide, Inc.	60
		18,329
	Consumer Services - 3.9%
2	American Public Education, Inc. ●	61
42	Bally Technologies, Inc. ●	1,450
–	Biglari Holdings, Inc. ●	102
212	Cheesecake Factory, Inc. ●	5,625
4	Coinstar, Inc. ●	181
2	CPI Corp.	44
15	Domino's Pizza, Inc. ●	202
163	Grand Canyon Education, Inc. ●	3,570
5	Hillenbrand, Inc.	113
101	K12, Inc. ●	2,941

1

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Consumer Services - 3.9% - (continued)
21	Krispy Kreme Doughnuts, Inc. ●	$98
94	P.F. Chang's China Bistro, Inc.	4,339
8	Sotheby's Holdings	283
142	Texas Roadhouse, Inc. ●	1,990
		20,999
	Diversified Financials - 1.7%
11	BGC Partners, Inc.	68
3	Cash America International, Inc.	95
161	Compass Diversified Holdings	2,597
119	Ezcorp, Inc. ●	2,389
14	Financial Engines, Inc. ●	183
13	Life Partners Holdings, Inc.	254
4	MarketAxess Holdings, Inc.	60
15	Newstar Financial, Inc. ●	113
2	Portfolio Recovery Associate ●	129
67	Stifel Financial ●	3,088
2	World Acceptance Corp. ●	70
		9,046
	Energy - 4.8%
15	Abraxas Petroleum Corp. ●	44
9	Callon Petroleum Corp. ●	44
35	Cheniere Energy, Inc. ●	89
13	Cloud Peak Energy, Inc. ●	231
178	Complete Production Services, Inc. ●	3,638
1	Contango Oil & Gas Co. ●	65
360	CVR Energy, Inc. ●	2,973
65	Dril-Quip, Inc. ●	4,025
1	Energy XXI (Bermuda) Ltd. ●	31
5	Exco Resources, Inc.	70
783	Kodiak Oil & Gas Corp. ●	2,654
13	Matrix Service Co. ●	117
5	McMoRan Exploration Co. ●	81
8	Natural Gas Services Group ●	123
92	Petroleum Development Corp. ●	2,539
14	PetroQuest Energy, Inc. ●	85
214	Rosetta Resources, Inc. ●	5,025
6	RPC, Inc.	127
54	SM Energy Co.	2,040
5	Stone Energy Corp. ●	69
343	Vaalco Energy, Inc. ●	1,967
6	W&T Offshore, Inc.	65
		26,102
	Food, Beverage & Tobacco - 1.2%
6	Boston Beer Co., Inc. Class A ●	385
4	Cal-Maine Foods, Inc.	105
369	Darling International, Inc. ●	3,141
13	Heckmann Corp. ●	51
1	Sanderson Farms, Inc.	53
8	Vector Group Ltd.	150
160	Zhongpin, Inc. ●	2,603
		6,488
	Health Care Equipment & Services - 9.6%
4	Align Technology, Inc. ●	73
4	Alliance Healthcare Services, Inc. ●	18
167	American Medical Systems Holdings ●	3,276
9	Amerigroup Corp. ●	366
1	Analogic Corp.	45
203	Angiodynamics, Inc. ●	3,092
7	Cardionet, Inc. ●	32
1	Centene Corp. ●	19
1	Chemed Corp.	62
5	Coninucare Corp. ●	23
109	Corvel Corp. ●	4,618
141	Cyberonics, Inc. ●	3,759
284	Dexcom, Inc. ●	3,758
73	Hanger Orthopedic Group, Inc. ●	1,058
98	HealthSouth Corp. ●	1,876
242	Healthspring, Inc. ●	6,258
124	Masimo Corp.	3,392
14	Medidata Solutions, Inc. ●	271
20	Omnicell, Inc. ●	265
95	Orthofix International N.V. ●	2,978
128	Owens & Minor, Inc.	3,629
8	Providence Service Corp. ●	125
18	Quidel Corp. ●	201
12	Rural/Metro Corp. ●	99
6	Sirona Dental Systems, Inc. ●	226
15	Sonosight, Inc. ●	493
2	STERIS Corp.	60
130	Symmetry Medical, Inc. ●	1,257
1	Team Health Holdings ●	17
57	Triple-S Management Corp., Class B ●	957
62	U.S. Physical Therapy, Inc. ●	1,030
67	Volcano Corp. ●	1,746
92	Wellcare Health Plans, Inc. ●	2,659
139	Zoll Medical Corp. ●	4,476
		52,214
	Household & Personal Products - 1.1%
8	Inter Parfums, Inc.	138
2	Medifast, Inc. ●	60
201	Nu Skin Enterprises, Inc. Class A	5,777
7	Revlon, Inc. ●	91
8	Schiff Nutrition International	65
1	Usana Health Sciences, Inc. ●	47
2	WD40 Co.	62
		6,240
	Insurance - 0.9%
34	Allied World Assurance Holdings Ltd.	1,935
150	Amerisafe, Inc. ●	2,808
2	RLI Corp.	129
3	Validus Holdings Ltd.	67
		4,939
	Materials - 3.8%
2	Arch Chemicals, Inc.	83
2	Ashland, Inc.	115
4	Calgon Carbon Corp. ●	61
2	Clearwater Paper Corp. ●	152
29	General Moly, Inc. ●	107
130	Georgia Gulf Corp. ●	2,128
35	Golden Star Resources Ltd. ●	171
8	Graham Packaging Co., Inc. ●	93
3	Kraton Performance Polymers ●	77
2	Minerals Technologies, Inc.	103
4	Nalco Holding Co.	96
3	Neenah Paper, Inc.	39
1	Newmarket Corp.	91

2

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Materials - 3.8% - (continued)
21	Noranda Aluminium Holding Corp. ●	$173
162	Olin Corp.	3,266
7	Omnova Solutions, Inc. ●	51
7	PolyOne Corp. ●	80
59	Rock Tenn Co. Class A	2,964
22	Senomyx, Inc. ●	87
221	Silgan Holdings, Inc.	7,012
3	Solutia, Inc. ●	48
2	Stepan Co.	103
174	Stillwater Mining Co. ●	2,925
8	Titanium Metals Corp. ●	167
4	W.R. Grace & Co. ●	114
6	Worthington Industries, Inc.	92
		20,398
	Media - 1.2%
208	Arbitron, Inc.	5,812
12	Global Sources Ltd. ●	92
268	LodgeNet Interactive Corp. ●	751
2	Valassis Communications, Inc. ●	54
		6,709
	Pharmaceuticals, Biotechnology & Life Sciences - 12.1%
21	Affymetrix, Inc. ●	94
39	Akorn, Inc. ●	156
378	Alkermes, Inc. ●	5,538
502	Arena Pharmaceuticals, Inc. ●	788
29	ARIAD Pharmaceuticals, Inc. ●	109
259	Bruker Corp. ●	3,628
379	Cadence Pharmaceuticals, Inc. ●	3,166
154	Celera Corp. ●	1,037
290	Celldex Therapeutics, Inc. ●	1,161
209	Cubist Pharmaceuticals, Inc. ●	4,884
18	Cumberland Pharmaceuticals, Inc. ●	104
730	Cytokinetics, Inc. ●	1,926
1	Dionex Corp. ●	107
3	Genomic Health, Inc. ●	37
9	Impax Laboratories, Inc. ●	187
251	Incyte Corp. ●	4,009
268	Inspire Pharmaceuticals, Inc. ●	1,592
8	Jazz Pharmaceuticals, Inc. ●	81
3	Kendle International, Inc. ●	25
316	Medicines Co. ●	4,492
15	Medicis Pharmaceutical Corp. Class A	436
36	Nabi Biopharmaceuticals ●	172
15	Nektar Therapeutics ●	221
10	NPS Pharmaceuticals, Inc. ●	66
9	Obagi Medical Products, Inc. ●	93
110	Onyx Pharmaceuticals, Inc. ●	2,896
114	PAREXEL International Corp. ●	2,632
46	PDL Biopharma, Inc.	244
106	Pharmasset, Inc. ●	3,133
14	Questcor Pharmaceuticals ●	139
225	Regeneron Pharmaceuticals, Inc. ●	6,171
211	Rigel Pharmaceuticals, Inc. ●	1,778
173	Salix Pharmaceuticals Ltd. ●	6,872
42	Santarus, Inc. ●	126
28	Sciclone Pharmaceuticals, Inc. ●	75
433	Seattle Genetics, Inc. ●	6,719
25	Spectrum Pharmaceuticals, Inc. ●	104
29	Vanda Pharmaceuticals, Inc. ●	194
21	ViroPharma, Inc. ●	316
		65,508
	Real Estate - 1.4%
183	Anworth Mortgage Asset Corp.	1,303
131	Colonial Properties Trust	2,123
107	DuPont Fabros Technology, Inc.	2,686
38	Felcor Lodging Trust, Inc. ●	172
152	MFA Mortgage Investments, Inc.	1,160
25	Strategic Hotels & Resorts, Inc. ●	108
		7,552
	Retailing - 6.5%
69	Big Lots, Inc. ●	2,304
91	Children's Place Retail Stores, Inc. ●	4,458
92	Citi Trends, Inc. ●	2,227
4	Collective Brands, Inc. ●	57
110	Core-Mark Holding Co., Inc. ●	3,402
89	DSW, Inc. ●	2,548
10	Express, Inc. ●	151
68	Gymboree Corp. ●	2,824
3	HSN, Inc. ●	81
4	Jo-Ann Stores, Inc. ●	163
83	Joseph A. Bank Clothiers, Inc. ●	3,515
139	Nutri/System, Inc.	2,666
15	OfficeMax, Inc. ●	191
166	Overstock.com, Inc. ●	2,602
20	Pier 1 Imports, Inc. ●	168
6	Retail Ventures, Inc. ●	65
11	Select Comfort Corp. ●	72
1	Shoe Carnival, Inc. ●	30
128	Shutterfly, Inc. ●	3,337
7	The Finish Line, Inc.	92
90	Ulta Salon, Cosmetics & Fragrances, Inc. ●	2,617
6	Williams-Sonoma, Inc.	184
78	Zumiez, Inc. ●	1,655
		35,409
	Semiconductors & Semiconductor Equipment - 4.6%
23	Amkor Technology, Inc. ●	153
–	Anadigics, Inc. ●	2
114	Atheros Communications, Inc. ●	3,007
15	Axcelis Technologies, Inc. ●	29
8	AXT, Inc. ●	50
8	Cabot Microelectronics Corp. ●	273
26	Conexant Systems, Inc. ●	43
447	GT Solar International, Inc. ●	3,742
67	Integrated Device Technology, Inc. ●	390
11	Integrated Silicon Solution, Inc. ●	98
22	Lattice Semiconductor Corp. ●	104
3	Maxlinear, Inc. Class A ●	31
31	Micrel, Inc.	303
4	Microsemi Corp. ●	69
295	MIPS Technologies, Inc. Class A ●	2,869
292	ON Semiconductor Corp. ●	2,108

3

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Semiconductors & Semiconductor Equipment - 4.6% - (continued)
420	RF Micro Devices, Inc. ●	$2,581
351	Skyworks Solutions, Inc. ●	7,267
7	Standard Microsystems Corp. ●	155
65	Tessera Technologies, Inc. ●	1,193
3	Veeco Instruments, Inc. ●	94
6	Zoran Corp. ●	48
		24,609
	Software & Services - 14.4%
3	ACI Worldwide, Inc. ●	70
7	Actuate Corp. ●	36
452	Art Technology Group, Inc. ●	1,866
149	AsiaInfo-Linkage, Inc. ●	2,932
150	Commvault Systems, Inc. ●	3,911
128	Constant Contact, Inc. ●	2,750
159	CSG Systems International, Inc. ●	2,890
15	Deltek, Inc. ●	119
3	Diamond Management & Technology	39
43	Earthlink, Inc.	390
134	Envestnet, Inc. ●	1,406
4	Factset Research Systems, Inc.	315
157	Informatica Corp. ●	6,038
10	Interactive Intelligence, Inc. ●	178
146	j2 Global Communications, Inc. ●	3,466
102	JDA Software Group, Inc. ●	2,582
46	Lawson Software, Inc. ●	386
3	Lender Processing Services	89
11	Loopnet, Inc. ●	128
28	Magma Design Automation, Inc. ●	104
2	Manhattan Associates, Inc. ●	60
22	Mercadolibre, Inc. ●	1,595
3	MicroStrategy, Inc. ●	251
48	ModusLink Global Solutions, Inc. ●	305
45	Move, Inc. ●	101
154	Net 1 UEPS Technologies, Inc. ●	1,784
1	Opentable, Inc. ●	76
2	Opnet Technologies, Inc.	29
92	Parametric Technology Corp. ●	1,803
119	Quest Software, Inc. ●	2,935
87	Rackspace Hosting, Inc. ●	2,260
10	Renaissance Learning, Inc.	102
113	RightNow Technologies, Inc. ●	2,224
4	Rosetta Stone, Inc. ●	83
384	Sapient Corp.	4,590
147	Solarwinds, Inc. ●	2,532
109	Solera Holdings, Inc.	4,791
83	Sourcefire, Inc. w/Rights ●	2,402
1	SS&C Technologies Holdings, Inc. ●	10
5	Synchronoss Technologies, Inc. ●	82
6	Telenav, Inc. ●	33
12	THQ, Inc. ●	48
271	Tibco Software, Inc. ●	4,811
83	TiVo, Inc. ●	756
9	Travelzoo, Inc. ●	224
4	Unisys Corp. ●	120
436	United Online, Inc.	2,493
16	Valueclick, Inc. ●	208
221	VeriFone Systems, Inc. ●	6,851
3	Websense, Inc. ●	57
117	Wright Express Corp. ●	4,167
		77,478
	Technology Hardware & Equipment - 6.3%
6	Acme Packet, Inc. ●	212
15	Arris Group, Inc. ●	149
141	Aruba Networks, Inc. ●	3,000
4	Blue Coat Systems, Inc. ●	93
2	Coherent, Inc. ●	92
6	Comtech Telecommunications Corp. ●	175
4	Cray, Inc. ●	24
1	Digi International, Inc. ●	7
7	Emulex Corp. ●	72
13	Hypercom Corp. ●	83
83	Interdigital, Inc. ●	2,446
6	Meru Networks, Inc. ●	110
99	Multi-Fineline Electronix, Inc. ●	2,170
5	Newport Corp. ●	60
14	Novatel Wireless, Inc. ●	111
202	Oplink Communications, Inc. ●	4,010
127	Plantronics, Inc.	4,301
104	Polycom, Inc. ●	2,848
11	Power-One, Inc. ●	101
107	QLogic Corp. ●	1,889
9	Richardson Electronics Ltd.	99
205	Riverbed Technology, Inc. ●	9,322
15	Sanmina-Sci Corp. ●	180
13	SeaChange International, Inc. ●	98
27	Silicon Graphics International ●	212
5	STEC, Inc. ●	58
1	Synaptics, Inc. ●	31
133	Xyratex Ltd. ●	1,978
1	Zebra Technologies Corp. Class A ●	39
		33,970
	Telecommunication Services - 1.5%
41	AboveNet, Inc. ●	2,141
52	Atlantic Tele-Network, Inc.	2,561
13	Cbeyond, Inc. ●	169
17	Global Crossing Ltd. ●	215
15	Neutral Tandem, Inc. ●	184
49	NTELOS Holdings Corp.	822
3	Premiere Global Services, Inc. ●	20
73	Syniverse Holdings, Inc. ●	1,646
13	TW Telecom, Inc. ●	241
17	USA Mobility, Inc.	278
33	Vonage Holdings Corp. ●	84
		8,361
	Transportation - 1.5%
1	Dollar Thrifty Automotive Group, Inc. ●	46
5	Forward Air Corp.	141
23	Hawaiian Holdings, Inc. ●	140
81	Marten Transport Ltd. ●	1,880
14	Pacer International, Inc. ●	84
140	UAL Corp. ●	3,301
143	Werner Enterprises, Inc.	2,922
		8,514
	Utilities - 0.7%
14	Piedmont Natural Gas	412

4

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Utilities - 0.7% - (continued)
96	UniSource Energy Corp.	$3,209
		3,621
	Total common stocks
	(cost $435,884)	$528,235

EXCHANGE TRADED FUNDS - 1.1%
	Other Investment Pools and Funds - 1.1%
75	iShares Russell 2000 Growth Index Fund	$5,636
	Total exchange traded funds
	(cost $5,602)	$5,636
	Total long-term investments
	(cost $441,486)	$533,871

SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
	Bank of America Merrill Lynch TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $1,425,
	collateralized by FHLMC 4.50% - 5.50%,
	2039 - 2040, FNMA 4.00% - 6.00%, 2038 -
	2040, value of $1,454)
$1,425	0.30%, 09/30/2010		$1,425
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $246,
	collateralized by FHLMC 5.00%, 2037,
	FNMA 5.50% - 6.50%, 2035 - 2047, value
	of $251)
246	0.25%, 09/30/2010		246
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $4,474,
	collateralized by FNMA 6.50% - 7.00%,
	2038, value of $4,563)
4,474	0.28%, 09/30/2010		4,474
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 10/01/2010 in the amount of
	$6, collateralized by U.S. Treasury Bill
	1.00%, 2011, value of $6)
6	0.22%, 09/30/2010		6
			6,151
	Total short-term investments
	(cost $6,151)		$6,151

	Total investments
	(cost $447,637) ▲	99.8%	$540,022
	Other assets and liabilities	0.2%	1,253
	Total net assets	100.0%	$541,275

5

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.0% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $450,661 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$124,712
Unrealized Depreciation	(35,351)
Net Unrealized Appreciation	$89,361

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$528,235	$528,235	$–	$–
Exchange Traded Funds	5,636	5,636	–	–
Short-Term Investments	6,151	–	6,151	–
Total	$540,022	$533,871	$6,151	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

6

Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund)
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8%
	Automobiles & Components - 2.5%
10	Autoliv, Inc. ●	$669
11	BorgWarner, Inc. ●	569
31	Dana Holding Corp. ●	381
10	Dorman Products, Inc. ●	311
7	Fuel Systems Solutions, Inc. ●	280
11	Lear Corp. ●	854
16	TRW Automotive Holdings Corp. ●	683
		3,747
	Banks - 3.4%
42	Bank Mutual Corp.	216
7	Bank of Hawaii Corp.	331
12	CNB Financial Corp.	160
9	Commerce Bankshares, Inc.	332
6	Cullen/Frost Bankers, Inc.	334
33	CVB Financial Corp.	246
18	East West Bancorp, Inc.	299
2	First Citizens Bancshares Class A	307
16	First Financial Bancorp	275
71	Huntington Bancshares, Inc.	405
5	Iberiabank Corp.	260
11	Orrstown Financial Services, Inc.	252
9	Prosperity Bancshares, Inc.	306
10	Republic Bancorp, Inc.	212
7	SCBT Financial Corp.	209
16	Southside Bancshares, Inc.	302
5	SVB Financial Group ●	222
16	TCF Financial Corp.	263
11	Trustmark Corp.	236
		5,167
	Capital Goods - 8.4%
4	A.O. Smith Corp.	220
11	Aecom Technology Corp. ●	260
12	AGCO Corp. ●	451
3	Alliant Techsystems, Inc. ●	218
4	Ameron International Corp.	275
6	AMETEK, Inc.	278
23	Apogee Enterprises	211
7	Armstrong World Industries, Inc. ●	287
13	Briggs & Stratton Corp.	239
9	Chicago Bridge & Iron Co. N.V.	226
10	CNH Global N.V.	368
5	Crane Co.	208
8	DigitalGlobe, Inc. ●	254
18	Dynamic Materials Corp.	278
12	EMCOR Group, Inc. ●	283
4	Esterline Technologies Corp. ●	254
7	Fluor Corp.	344
7	GeoEye, Inc. ●	288
8	Global Defense Corp. Technology & Systems, Inc. ●	107
9	Harsco Corp.	220
4	Heico Corp.	197
8	Jacobs Engineering Group, Inc. ●	297
6	Kaydon Corp.	204
23	KBR, Inc.	566
9	L.B. Foster Co. Class A ●	249
4	L-3 Communications Holdings, Inc.	294
35	Manitowoc Co., Inc.	423
8	Moog, Inc. Class A ●	273
3	Nacco Industries, Inc. Class A	266
30	Owens Corning, Inc. ●	775
11	Pall Corp.	469
10	Powell Industries, Inc. ●	300
6	Shaw Group, Inc. ●	191
3	SPX Corp.	215
30	Sterling Construction Co., Inc. ●	374
13	Timken Co.	502
6	Toro Co.	355
5	TransDigm Group, Inc.	299
16	Tutor Perini Corp. ●	327
4	Valmont Industries, Inc.	285
8	Watts Water Technologies, Inc.	266
7	Woodward Governor Co.	239
		12,635
	Commercial & Professional Services - 3.6%
10	ABM Industries, Inc.	223
36	ACCO Brands Corp. ●	209
10	Administaff, Inc.	272
11	ATC Technology Corp. ●	275
9	Brink's Co.	211
14	Covanta Holding Corp. ●	215
79	EnergySolutions, Inc.	398
9	Equifax, Inc. ●	288
6	IHS, Inc. ●	411
21	Kelly Services, Inc. ●	245
16	Kimball International, Inc.	95
8	Manpower, Inc.	393
114	Metalico, Inc. ●	436
16	Robert Half International, Inc.	425
39	SFN Group, Inc. ●	237
19	Standard Parking Corp. ●	320
19	Team, Inc. ●	320
10	VSE Corp.	356
		5,329
	Consumer Durables & Apparel - 2.6%
21	Crocs, Inc. ●	267
19	D.R. Horton, Inc.	212
7	Fossil, Inc. ●	363
12	Garmin Ltd.	354
14	Leggett & Platt, Inc.	328
78	Liz Claiborne, Inc. ●	472
21	Newell Rubbermaid, Inc.	382
11	Oxford Industries, Inc.	259
6	Polaris Industries, Inc.	390
135	Quiksilver, Inc. ●	527
19	Sturm Ruger & Co., Inc.	257
		3,811
	Consumer Services - 3.1%
6	Apollo Group, Inc. Class A ●	333
1	Biglari Holdings, Inc. ●	213
11	Career Education Corp. ●	242
22	Caribou Coffee, Inc. ●	229
3	Chipotle Mexican Grill, Inc. ●	538
6	Cracker Barrel Old Country Store, Inc.	317
7	DeVry, Inc.	353
30	Domino's Pizza, Inc. ●	392
20	International Game Technology	291

Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Consumer Services - 3.1% - (continued)
6	ITT Educational Services, Inc. ●	$437
112	Jamba, Inc. ●	245
4	Panera Bread Co. Class A ●	340
2	Strayer Education, Inc.	293
10	Wyndham Worldwide Corp.	273
2	Wynn Resorts Ltd.	191
		4,687
	Diversified Financials - 3.5%
64	Advance America Cash Advance Centers, Inc.	257
21	Apollo Investment Corp.	215
39	BGC Partners, Inc.	231
7	Cash America International, Inc.	248
22	Discover Financial Services, Inc.	365
9	Eaton Vance Corp.	265
12	Ezcorp, Inc. ●	231
13	First Cash Financial Services, Inc. ●	351
19	Gladstone Capital Corp.	215
14	International Assets Holding Corp. ●	245
11	Invesco Ltd.	223
10	Jefferies Group, Inc.	232
18	MarketAxess Holdings, Inc.	310
9	Moody's Corp.	217
6	MSCI, Inc. ●	213
11	PHH Corp. ●	230
10	Raymond James Financial, Inc.	257
29	TICC Capital Corp.	301
39	TradeStation Group, Inc. ●	254
8	Waddell and Reed Financial, Inc. Class A	229
		5,089
	Energy - 7.1%
14	Alpha Natural Resources, Inc. ●	585
14	Arch Coal, Inc.	366
10	Atwood Oceanics, Inc. ●	293
67	Callon Petroleum Corp. ●	331
6	Cameron International Corp. ●	245
3	Cimarex Energy Co.	188
18	Cloud Peak Energy, Inc. ●	321
5	Concho Resources, Inc. ●	310
8	Core Laboratories N.V.	682
5	Diamond Offshore Drilling, Inc.	366
6	Dresser-Rand Group, Inc. ●	232
4	FMC Technologies, Inc. ●	302
15	Frontier Oil Corp.	196
27	Green Plains Renewable Energy ●	322
12	Gulf Island Fabrication	225
10	Helmerich & Payne, Inc.	415
12	James River Coal Co. ●	203
4	Murphy Oil Corp.	224
14	Nabors Industries Ltd. ●	249
3	Noble Energy, Inc.	243
6	Oceaneering International, Inc. ●	338
6	Oil States International, Inc. ●	297
6	Peabody Energy Corp.	280
14	REX American Resources Corp. ●	196
9	Southern Union Co.	222
14	Spectra Energy Corp.	310
23	Stone Energy Corp. ●	346
10	Sunoco, Inc.	350
32	TETRA Technologies, Inc. ●	328
30	Vaalco Energy, Inc. ●	173
19	Valero Energy Corp.	339
31	W&T Offshore, Inc.	329
4	Whiting Petroleum Corp. ●	406
10	World Fuel Services Corp.	271
		10,483
	Food & Staples Retailing - 0.4%
14	Safeway, Inc.	300
27	Supervalu, Inc.	314
		614
	Food, Beverage & Tobacco - 2.0%
10	Cal-Maine Foods, Inc.	301
15	Constellation Brands, Inc. Class A ●	264
6	Corn Products International, Inc.	217
39	Darling International, Inc. ●	330
18	Del Monte Foods Co.	234
4	Hormel Foods Corp.	196
5	Lancaster Colony Corp.	226
3	Lorillard, Inc.	245
16	Sara Lee Corp.	209
12	Seneca Foods Corp. ●	304
19	Tyson Foods, Inc. Class A	303
		2,829
	Health Care Equipment & Services - 5.4%
12	Align Technology, Inc. ●	238
6	Catalyst Health Solutions ●	215
74	Clarient, Inc. ●	250
12	Community Health Systems, Inc. ●	383
12	CONMED Corp. ●	262
14	Coventry Health Care, Inc. ●	291
46	CryoLife, Inc. ●	281
5	DaVita, Inc. ●	325
5	Emergency Medical Services ●	268
14	Exactech, Inc. ●	224
68	Five Star Quality Care, Inc. ●	341
11	Health Net, Inc. ●	297
38	Hologic, Inc. ●	608
7	Humana, Inc. ●	369
8	Invacare Corp.	222
25	Kindred Healthcare, Inc. ●	323
7	LifePoint Hospitals, Inc. ●	241
9	Masimo Corp.	243
12	Merit Medical Systems, Inc. ●	194
11	Owens & Minor, Inc.	319
8	Patterson Cos., Inc.	221
30	PharMerica Corp. ●	286
12	PSS World Medical, Inc. ●	247
12	Resmed, Inc. ●	385
94	RTI Biologics, Inc. ●	247
44	Spectranetics Corp. ●	238
30	Sun Healthcare Group, Inc. ●	258
19	Wright Medical Group, Inc. ●	276
		8,052
	Household & Personal Products - 1.4%
5	Church & Dwight Co., Inc.	327
5	Energizer Holdings, Inc. ●	313
5	Herbalife Ltd.	291

Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Household & Personal Products - 1.4% - (continued)
11	Inter Parfums, Inc.	$197
4	NBTY, Inc. ●	231
10	Nu Skin Enterprises, Inc. Class A	297
4	Oil Drilling Corp. of America	76
35	Prestige Brands Holdings, Inc. ●	343
		2,075
	Insurance - 4.0%
5	Allied World Assurance Holdings Ltd.	280
12	American Financial Group, Inc.	365
9	American Physicians Service Group	279
12	American Safety Insurance Holdings ●	195
5	Arch Capital Group Ltd. ●	420
9	Aspen Insurance Holdings Ltd.	284
17	Axis Capital Holdings Ltd.	560
6	Endurance Specialty Holdings Ltd.	232
22	First Mercury Financial Corp.	223
27	Flagstone Reinsurance Holdings	287
8	HCC Insurance Holdings, Inc.	215
33	Maiden Holdings Ltd.	252
24	Meadowbrook Insurance Group, Inc.	213
3	PartnerRe Ltd.	215
4	ProAssurance Corp. ●	202
11	Protective Life Corp.	237
12	Reinsurance Group of America, Inc.	589
15	Selective Insurance Group	241
6	Transatlantic Holdings, Inc.	290
7	United Fire & Casualty	155
9	Validus Holdings Ltd.	239
		5,973
	Materials - 6.2%
9	AEP Industries, Inc. ●	216
5	Airgas, Inc.	319
8	Albemarle Corp.	381
40	American Vanguard	250
6	Ashland, Inc.	272
11	Ball Corp.	631
8	Bemis Co., Inc.	251
48	Boise, Inc. ●	313
5	Clearwater Paper Corp. ●	398
18	Crown Holdings, Inc. ●	514
5	Cytec Industries, Inc.	260
3	Eastman Chemical Co.	244
5	Ecolab, Inc.	228
10	International Flavors & Fragrances, Inc.	478
11	International Paper Co.	229
11	Koppers Holdings, Inc.	287
24	Metals USA Holdings Corp. ●	310
5	Minerals Technologies, Inc.	318
9	Nalco Holding Co.	232
7	Owens-Illinois, Inc. ●	199
7	Reliance Steel & Aluminum	309
12	Sealed Air Corp.	265
8	Sensient Technologies Corp.	252
4	Sherwin-Williams Co.	273
5	Sigma-Aldrich Corp.	301
11	Sonoco Products Co.	355
19	Titanium Metals Corp. ●	382
8	Walter Energy, Inc.	670
14	Worthington Industries, Inc.	205
		9,342
	Media - 1.0%
8	Arbitron, Inc.	220
26	Gannett Co., Inc.	322
54	Interpublic Group of Cos., Inc. ●	541
12	Valassis Communications, Inc. ●	422
		1,505
	Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
13	Alexion Pharmaceuticals, Inc. ●	809
64	Cambrex Corp. ●	271
8	Cephalon, Inc. ●	504
17	Cepheid, Inc. ●	323
12	Charles River Laboratories International, Inc. ●	405
10	Cubist Pharmaceuticals, Inc. ●	228
8	Endo Pharmaceuticals Holdings, Inc. ●	273
9	Forest Laboratories, Inc. ●	264
10	Human Genome Sciences, Inc. ●	304
12	Impax Laboratories, Inc. ●	236
22	Incyte Corp. ●	347
28	King Pharmaceuticals, Inc. ●	283
9	Life Technologies Corp. ●	402
2	Mettler-Toledo International, Inc. ●	270
12	Mylan, Inc. ●	219
19	Myriad Genetics, Inc. ●	311
13	PerkinElmer, Inc.	294
8	Valeant Pharmaceuticals International ●	194
16	ViroPharma, Inc. ●	246
10	Warner Chilcott plc ●	224
5	Watson Pharmaceuticals, Inc. ●	211
		6,618
	Real Estate - 6.9%
11	Agree Realty Corp.	278
5	Alexandria Real Estate Equities, Inc.	342
10	AMB Property Corp.	275
37	Anworth Mortgage Asset Corp.	266
11	Biomed Realty Trust, Inc.	188
5	BRE Properties	220
5	Camden Property Trust	216
24	CB Richard Ellis Group, Inc. Class A ●	433
14	Colonial Properties Trust	224
46	DCT Industrial Trust, Inc.	221
10	Digital Realty Trust, Inc.	625
14	Douglas Emmett, Inc.	251
11	DuPont Fabros Technology, Inc.	282
5	Equity Lifestyle Properties, Inc.	246
2	Essex Property Trust, Inc.	248
6	Federal Realty Investment Trust	475
77	Glimcher Realty Trust	471
7	Government Properties Income Trust	194
9	Health Care, Inc.	441
31	Investors Real Estate Trust	257
7	Liberty Property Trust	223
13	Macerich Co.	573
8	Nationwide Health Properties, Inc.	308
14	Omega Healthcare Investors, Inc.	319
5	PS Business Parks, Inc.	296

Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Real Estate - 6.9% - (continued)
14	Rayonier, Inc.	$679
9	Realty Income Corp.	301
14	Redwood Trust, Inc.	207
5	Saul Centers, Inc.	201
8	Senior Housing Properties Trust	193
5	SL Green Realty Corp.	348
10	Sun Communities, Inc.	319
13	UMH Properties, Inc.	142
		10,262
	Retailing - 4.6%
10	Aeropostale, Inc. ●	221
15	American Eagle Outfitters, Inc.	228
5	Bed Bath & Beyond, Inc. ●	221
8	Big Lots, Inc. ●	272
21	CarMax, Inc. ●	585
11	Cato Corp.	286
27	Chico's FAS, Inc.	281
18	Collective Brands, Inc. ●	285
8	Core-Mark Holding Co., Inc. ●	239
14	Dress Barn, Inc. ●	341
9	DSW, Inc. ●	253
15	GameStop Corp. Class A ●	291
6	Gymboree Corp. ●	249
27	Kirklands, Inc. ●	370
14	PetSmart, Inc.	496
7	Ross Stores, Inc.	392
23	Sally Beauty Co., Inc. ●	262
21	Stage Stores, Inc.	268
26	The Finish Line, Inc.	360
5	Tiffany & Co.	217
6	Tractor Supply Co.	238
64	Wet Seal, Inc. Class A ●	216
7	Williams-Sonoma, Inc.	235
		6,806
	Semiconductors & Semiconductor Equipment - 4.0%
15	Actel Corp. ●	233
39	Advanced Micro Devices, Inc. ●	276
50	Atmel Corp. ●	395
23	ATMI, Inc. ●	340
48	AXT, Inc. ●	318
18	Ceva, Inc. ●	251
37	GT Solar International, Inc. ●	309
12	Maxim Integrated Products, Inc.	224
19	Microsemi Corp. ●	334
71	Microtune, Inc. ●	206
12	MKS Instruments, Inc. ●	218
16	National Semiconductor Corp.	209
8	Novellus Systems, Inc. ●	205
61	Photronics, Inc. ●	324
62	PLX Technology, Inc. ●	223
37	PMC - Sierra, Inc. ●	274
52	RF Micro Devices, Inc. ●	322
54	Silicon Image, Inc. ●	259
10	Skyworks Solutions, Inc. ●	211
15	Standard Microsystems Corp. ●	334
21	Teradyne, Inc. ●	237
12	Tessera Technologies, Inc. ●	227
		5,929
	Software & Services - 7.3%
11	Amdocs Ltd. ●	318
9	Ansys, Inc. ●	381
122	Art Technology Group, Inc. ●	503
9	Blackbaud, Inc.	217
15	Bottomline Technologies, Inc. ●	233
12	Commvault Systems, Inc. ●	317
18	CSG Systems International, Inc. ●	329
35	Deltek, Inc. ●	281
29	Epicor Software Corp. ●	255
17	EPIQ Systems, Inc.	203
4	Factset Research Systems, Inc.	287
12	Global Payments, Inc.	502
7	Hewitt Associates, Inc. ●	362
8	Informatica Corp. ●	290
9	j2 Global Communications, Inc. ●	223
45	Lawson Software, Inc. ●	383
7	Logmein, Inc. ●	234
12	Manhattan Associates, Inc. ●	350
5	MAXIMUS, Inc.	290
5	McAfee, Inc. ●	254
5	Micros Systems ●	230
11	Neustar, Inc. ●	269
44	Online Resources Corp. ●	195
17	Opnet Technologies, Inc.	312
11	Progress Software Corp. ●	378
11	Red Hat, Inc. ●	454
55	Saba Software, Inc. ●	297
14	Solarwinds, Inc. ●	245
14	Synopsys, Inc. ●	354
70	TeleCommunication Systems, Inc. Class A ● .	273
15	Tibco Software, Inc. ●	274
5	Tier Technologies, Inc. ●	28
19	Total System Services, Inc.	292
13	Travelzoo, Inc. ●	327
65	United Online, Inc.	372
33	Vasco Data Security International ●	217
10	VeriFone Systems, Inc. ●	308
		11,037
	Technology Hardware & Equipment - 3.7%
5	Amphenol Corp. Class A	235
26	Arris Group, Inc. ●	253
8	Black Box Corp.	243
11	Blue Coat Systems, Inc. ●	272
37	Brocade Communications Systems, Inc. ●	217
5	Coherent, Inc. ●	209
11	Comtech Telecommunications Corp. ●	304
13	Echostar Corp. ●	254
20	Electro Rent Corp.	260
21	Emulex Corp. ●	219
15	FLIR Systems, Inc. ●	379
67	Hutchinson Technology, Inc. ●	232
14	Interdigital, Inc. ●	424
6	Lexmark International, Inc. ADR ●	281
14	Molex, Inc.	283
6	Plantronics, Inc.	210
17	QLogic Corp. ●	300
5	Riverbed Technology, Inc. ●	243
23	Seagate Technology ●	267
26	Tellabs, Inc.	192

Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Technology Hardware & Equipment - 3.7% - (continued)
8	Western Digital Corp. ●	$215
		5,492
	Telecommunication Services - 2.3%
6	AboveNet, Inc. ●	290
78	Cincinnati Bell, Inc. ●	209
5	Crown Castle International Corp. ●	238
79	Frontier Communications Corp.	643
38	Premiere Global Services, Inc. ●	267
56	Qwest Communications International, Inc.	353
14	SBA Communications Corp. ●	569
11	Syniverse Holdings, Inc. ●	247
14	USA Mobility, Inc.	232
74	Vonage Holdings Corp. ●	189
16	Windstream Corp.	196
		3,433
	Transportation - 2.8%
5	C.H. Robinson Worldwide, Inc.	376
16	Celadon Group, Inc. ●	219
24	Dynamex, Inc. ●	363
7	Expeditors International of Washington, Inc.	302
8	Forward Air Corp.	212
20	Heartland Express, Inc.	303
9	Hub Group, Inc. ●	271
18	J.B. Hunt Transport Services, Inc.	622
8	Kansas City Southern ●	308
12	Knight Transportation, Inc.	228
6	Landstar System, Inc.	216
20	Park-Ohio Holdings Corp. ●	264
26	US Airways Group, Inc. ●	244
11	Werner Enterprises, Inc.	225
		4,153
	Utilities - 7.2%
44	AES Corp. ●	502
8	AGL Resources, Inc.	294
11	Alliant Energy Corp.	386
9	American Water Works Co., Inc.	217
7	Atmos Energy Corp.	199
37	CenterPoint Energy, Inc.	584
21	CMS Energy Corp.	375
11	DPL, Inc.	281
6	Edison International	203
8	El Paso Electric Co. ●	195
10	Energen Corp.	461
8	FirstEnergy Corp.	295
5	Integrys Energy Group, Inc.	251
3	ITC Holdings Corp.	199
21	MDU Resources Group, Inc.	414
21	Mirant Corp. ●	212
15	N.V. Energy, Inc.	198
9	National Fuel Gas Co.	458
6	New Jersey Resources Corp.	220
10	Northeast Utilities	299
18	NRG Energy, Inc. ●	371
9	Nstar Co.	341
5	OGE Energy Corp.	195
14	Oneok, Inc.	628
16	Pepco Holdings, Inc.	297
12	Pinnacle West Capital Corp.	510
13	PPL Corp.	350
20	Questar Corp.	349
10	SCANA Corp.	388
27	TECO Energy, Inc.	470
6	UniSource Energy Corp.	210
11	Vectren Corp.	277
7	WGL Holdings, Inc.	271
		10,900
	Total common stocks
	(cost $137,744)	$145,968

	Total long-term investments
	(cost $137,744)	$145,968

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.0%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 10/01/2010 in the
	amount of $725, collateralized by U.S.
	Treasury Bill 0.88%, 2011, value of $741)
$725	0.17%, 09/30/2010		$725
	RBS Greenwich Capital Markets TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $585,
	collateralized by U.S. Treasury Bill 1.00%,
	2011, U.S. Treasury Note 4.63%, 2016,
	value of $596)
585	0.20%, 09/30/2010		585
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 10/01/2010 in the
	amount of $1,697, collateralized by U.S.
	Treasury Note 3.38%, 2019, value of
	$1,731)
1,697	0.22%, 09/30/2010		1,697
			3,007
	U.S. Treasury Bills - 0.2%
300	0.15%, 10/14/2010 □○		300

	Total short-term investments
	(cost $3,307)		$3,307

	Total investments
	(cost $141,051) ▲	100.0%	$149,275
	Other assets and liabilities	– %	34
	Total net assets	100.0%	$149,309

Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund)
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.8% of total net assets at September 30, 2010.

Prices of foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $142,534 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,557
Unrealized Depreciation	(4,816)
Net Unrealized Appreciation	$6,741

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2010.

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
Russell 2000 Mini	18	Long	12/17/2010	$1,214	$1,149	$65
S&P MID 400 Mini	22	Long	12/17/2010	1,760	1,688	72
						$137

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$145,968	$145,968	$–	$–
Short-Term Investments	3,307	–	3,307	–
Total	$149,275	$145,968	$3,307	$–
Futures *	137	137	–	–
Total	$137	$137	$–	$–

♦	For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.3%
		Finance and Insurance - 1.3%
		Ameriquest Mortgage Securities, Inc.
	$1,097	1.39%, 09/25/2032 Δ	$913
		Ansonia CDO Ltd.
	8,746	0.56%, 07/28/2046 ⌂Δ	1,050
		Arbor Realty Mortgage Securities
	13,000	0.89%, 01/26/2042 ⌂Δ	3,900
		Bayview Financial Acquisition Trust
	371	3.26%, 05/28/2037 ⌂Δ	1
		Bear Stearns Asset Backed Securities, Inc.
	5,984	1.36%, 05/25/2037 Δ	23
		DLJ Mortgage Acceptance Corp. - Class B1
	3	7.25%, 09/18/2011 ⌂	3
		DLJ Mortgage Acceptance Corp. - Class B2
	1	7.25%, 09/18/2011 ⌂	1
		First Franklin Mortgage Loan Asset Backed
		Certificates
	540	2.73%, 07/25/2033 Δ	30
		Lehman XS Trust
	11,679	6.50%, 05/25/2037 ⌂Δ	4,860
		LNR CDO Ltd.
	7,200	0.00%, 05/28/2043 ⌂●	–
		Marathon Real Estate CDO Ltd.
	4,000	1.66%, 05/25/2046 ⌂Δ	80
		Master Asset Backed Securities Trust
	1,244	2.96%, 05/25/2033 Δ	1,212
		Merrill Lynch Mortgage Investors, Inc.
	651	1.91%, 05/25/2032 Δ	308
		Morgan Stanley ABS Capital I
	2,446	1.76%, 11/25/2032 Δ	1,751
		Residential Asset Mortgage Products, Inc.
	1,683	5.70%, 10/25/2031	1,330
		Structured Asset Securities Corp.
	3,180	1.76%, 02/25/2033 Δ	2,949
			18,411
		Total asset & commercial mortgage backed
		securities
		(cost $61,637)	$18,411

CORPORATE BONDS: INVESTMENT GRADE - 5.5%
		Foreign Governments - 5.5%
		Canada (Government of)
CAD	74,000	3.00%, 12/01/2015	$75,331

		Total corporate bonds: investment grade
		(cost $73,582)	$75,331

U.S. GOVERNMENT AGENCIES - 28.0%
		Federal Home Loan Mortgage Corporation - 3.3%
	$828	4.50%, 12/01/2018	$879
	1,648	4.93%, 08/01/2035 Δ	1,747
	2,505	5.47%, 05/01/2036 Δ	2,674
	7,594	5.50%, 09/15/2016	7,997
	14,954	5.50%, 05/15/2033 Ф	16,398
	4,689	5.51%, 03/01/2036 Δ	5,020
	1,879	6.00%, 10/01/2021 - 09/01/2034	2,052
	8,985	6.50%, 09/01/2014 - 09/01/2032	9,913
	1,262	7.00%, 10/01/2026 - 11/01/2032	1,427
	22	7.50%, 05/01/2024 - 06/01/2025	26
76	8.00%, 08/01/2024 - 10/01/2024	87
2	8.50%, 10/01/2024	2
32	10.00%, 11/01/2020	37
		48,259
	Federal National Mortgage Association - 6.9%
15,963	5.00%, 08/01/2018 - 12/01/2035	17,046
891	5.01%, 07/01/2035 Δ	943
8,168	5.32%, 03/01/2037 Δ	8,702
4,847	5.39%, 05/01/2036 Δ	5,174
12,254	5.50%, 05/25/2014 - 08/01/2019	13,179
23,511	6.00%, 09/01/2013 - 01/01/2035	25,740
2,479	6.02%, 07/01/2037 Δ	2,666
1,904	6.50%, 06/25/2029 Ф	2,129
12,009	6.50%, 05/01/2013 - 09/01/2032	13,410
1,646	7.00%, 06/01/2011 - 02/01/2032	1,827
50	7.50%, 06/01/2023	56
179	8.00%, 10/01/2029 - 02/01/2031	207
4	8.50%, 04/01/2017	5
66	9.00%, 08/01/2020 - 09/01/2021	77
5	9.75%, 07/01/2020	5
		91,166
	Government National Mortgage Association - 9.6%
108,000	4.50%, 09/20/2040 - 10/15/2040 ☼	113,877
5,190	5.00%, 01/20/2034	5,570
3,026	6.00%, 01/15/2033 - 02/15/2033	3,320
5,089	6.50%, 12/15/2028 - 01/15/2032	5,601
1,723	7.00%, 06/20/2030 - 10/15/2032	1,971
543	7.50%, 04/15/2022 - 04/20/2030	621
85	8.50%, 06/15/2017 - 03/15/2030	99
		131,059
	Other Government Agencies - 8.2%
	Small Business Administration
	Participation Certificates:
2,596	4.95%, 03/01/2025	2,825
10,390	5.16%, 02/01/2028	11,394
5,273	5.23%, 03/01/2027	5,832
11,194	5.31%, 08/01/2022 - 05/01/2027	12,357
7,021	5.32%, 01/01/2027	7,796
14,504	5.35%, 02/01/2026	16,033
5,670	5.49%, 02/01/2027	6,332
2,944	5.52%, 06/01/2024	3,211
5,796	5.57%, 03/01/2026	6,477
11,138	5.71%, 06/01/2027	12,504
2,431	5.76%, 10/01/2021	2,641
2,911	5.78%, 12/01/2021	3,194
9,024	5.82%, 07/01/2027	10,033
5,577	6.07%, 07/01/2026	6,260
4,291	6.30%, 05/01/2019	4,731
		111,620
	Total U.S. government agencies
	(cost $359,055)	$382,104

1

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT SECURITIES - 65.5%
	U.S. Treasury Securities - 65.5%
	U.S. Treasury Notes - 65.5%
$150,000	0.75%, 09/15/2013 ‡	$150,492
100,000	1.00%, 07/15/2013	101,094
40,000	1.13%, 06/15/2013	40,569
279,440	1.25%, 08/31/2015	279,353
20,000	1.38%, 05/15/2013	20,419
70,000	2.38%, 07/31/2017	72,275
12,000	2.38%, 01/15/2017 ƒ	14,623
145,000	2.50%, 04/30/2015 - 06/30/2017	152,534
8,300	2.63%, 08/15/2020	8,378
40,000	2.75%, 05/31/2017	42,315
11,000	3.50%, 05/15/2020	11,940
		893,992
	Total U.S. government securities
	(cost $879,197)	$893,992

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.1%
	Future Option Contract - 0.1%
	10 Year U.S. Treasury Note
–	Expiration: 11/29/2010, Exercise Price:
	$123.00	$1
1	Expiration: 10/25/2010, Exercise Price:
	$126.00 Ø	765
	5 Year U.S. Treasury Note
2	Expiration: 10/25/2010, Exercise Price:
	$117.50	16
1	Expiration: 11/29/2010, Exercise Price:
	$120.50 Ø	547
		1,329
	Total put options purchased
	(cost $1,966)	$1,329

	Total long-term investments
	(cost $1,375,437)	$1,371,167

Shares or Principal Amount ╬		Market Value ╪
SHORT-TERM INVESTMENTS - 2.9%
	Investment Pools and Funds - 1.5%
	JP Morgan U.S. Government Money
20,750	Market Fund	$20,750
	State Street Bank U.S. Government
–	Money Market Fund	–
	Wells Fargo Advantage Government
–	Money Market Fund	–
		20,750
	Repurchase Agreements - 1.2%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 10/01/2010 in
	the amount of $4,117, collateralized by
	U.S. Treasury Bill 0.88%, 2011, value of
	$4,203)
$4,117	0.17%, 09/30/2010	4,117
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing
	on 10/01/2010 in the amount of $3,318,
	collateralized by U.S. Treasury Bill
	1.00%, 2011, U.S. Treasury Note 4.63%,
	2016, value of $3,384)
3,318	0.20%, 09/30/2010		3,318
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	10/01/2010 in the amount of $9,631,
	collateralized by U.S. Treasury Note
	3.38%, 2019, value of $9,824)
9,631	0.22%, 09/30/2010		9,631
			17,066
	U.S. Treasury Bills - 0.2%
2,300	0.11%, 10/14/2010 □○		2,300

	Total short-term investments
	(cost $40,116)		$40,116

	Total investments
	(cost $1,415,553) ▲	103.3%	$1,411,283
	Other assets and liabilities	(3.3)%	(45,445)
	Total net assets	100.0%	$1,365,838

2

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.5% of total net assets at September 30, 2010.

▲	At September 30, 2010, the cost of securities for federal income tax purposes was $1,415,295 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$39,945
Unrealized Depreciation	(43,957)
Net Unrealized Depreciation	$(4,012)

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2010.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at September 30, 2010 was $45,325.

Ф	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. CAD ─ Canadian Dollar

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2010.

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
5 Year U.S. Treasury Note	950	Long	12/31/2010	$114,824	$114,721	$103
10 Year U.S. Treasury Note	1,250	Short	12/21/2010	157,559	155,994	(1,565)
						$(1,462)

*	The number of contracts does not omit 000's.

Ø	At September 30, 2010, the maximum delivery obligation of the open put options written is $251,000. Securities valued at $805 collateralized the open put options written as follows:

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
10 Year U.S. Treasury Note	Future	$125.50	10/25/2010	1,000	$547	$442	$(105)
5 Year U.S. Treasury Note	Future	$119.50	11/29/2010	1,000	258	357	99
					$805	$799	$(6)

*	The number of contracts does not omit 000's.

3

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
10/2006	$8,746	Ansonia CDO Ltd., 0.56%, 07/28/2046 - 144A	$8,746
11/2006	$13,000	Arbor Realty Mortgage Securities, 0.89%, 01/26/2042 - 144A	13,000
04/2007	$371	Bayview Financial Acquisition Trust, 3.26%, 05/28/2037	358
08/1996	$3	DLJ Mortgage Acceptance Corp. - Class B1, 7.25%, 09/18/2011 - 144A	3
08/1996	$1	DLJ Mortgage Acceptance Corp. - Class B2, 7.25%, 09/18/2011 - 144A	1
10/2007	$11,679	Lehman XS Trust, 6.50%, 05/25/2037	11,601
11/2006	$7,200	LNR CDO Ltd., 0.00%, 05/28/2043 - 144A	7,214
04/2007	$4,000	Marathon Real Estate CDO Ltd., 1.66%, 05/25/2046 - 144A	3,937

The aggregate value of these securities at September 30, 2010 was $9,895 which represents 0.72% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Canadian Dollar	Deutsche Bank Securities	Buy	$75,858	$75,615	10/01/2010	$243
Canadian Dollar	Deutsche Bank Securities	Sell	75,858	74,088	10/01/2010	(1,770)
Canadian Dollar	Deutsche Bank Securities	Sell	75,828	75,562	11/01/2010	(266)
						$(1,793)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$18,411	$–	$4,865	$13,546
Corporate Bonds: Investment Grade	75,331	–	75,331	–
Put Options Purchased	1,329	1,329	–	–
U.S. Government Agencies	382,104	–	382,104	–
U.S. Government Securities	893,992	8,378	885,614	–
Short-Term Investments	40,116	20,750	19,366	–
Total	$1,411,283	$30,457	$1,367,280	$13,546
Foreign Currency Contracts *	243	–	243	–
Futures *	103	103	–	–
Written Options *	99	99	–	–
Total	$445	$202	$243	$–
Liabilities:
Foreign Currency Contracts *	2,036	–	2,036	–
Futures *	1,565	1,565	–	–
Written Options *	105	105	–	–
Total	$3,706	$1,670	$2,036	$–

♦ For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2.
* Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in							Balance as
	of	Realized	Unrealized					Transfers	Transfers	of
	December	Gain	Appreciation		Net			Into	Out of	September
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	30, 2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$50,532	$(34,304)	$42,070	†	$(817)	$—	$(45,506)	$1,571	$—	$13,546
Total	$50,532	$(34,304)	$42,070		$(817)	$—	$(45,506)	$1,571	$—	$13,546

* Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
† Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2010 was $3,289.

5

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: November 15, 2010	By: /s/ Robert M. Arena, Jr. Robert M. Arena, Jr. Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 15, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr. Its: President

Date: November 15, 2010	By: /s/ Tamara L. Fagely Tamara L. Fagely Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer